UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
                COMMON STOCK -- 98.7%
                AUSTRALIA -- 6.3%
       39,418   Abacus Property Group REIT                                11,696
        3,356   AGL Energy                                                41,794
        7,417   Aspen Group REIT                                           1,798
        1,962   Australia & New Zealand Banking
                Group                                                     30,386
        3,312   Bank of Queensland                                        31,142
        3,907   Bendigo and Adelaide Bank                                 26,777
        8,791   BlueScope Steel                                           24,761
       10,757   Centro Retail Group REIT                                     872
       14,362   Commonwealth Property Office Fund REIT                    10,143
       22,416   GPT Group REIT                                             9,930
       10,399   Imdex                                                      5,867
       10,764   Incitec Pivot                                             24,830
       19,856   ING Office Fund REIT                                       8,049
          798   Lend Lease                                                 5,169
        3,862   Macquarie Airports                                         8,037
       32,610   Macquarie CountryWide Trust REIT                          14,309
       25,045   Macquarie Office Trust REIT                                4,919
       11,199   Metcash                                                   40,061
        1,404   National Australia Bank                                   28,550
        6,333   Nomad Building Solutions                                   3,361
        6,188   Platinum Asset Management                                 23,636
       15,922   Qantas Airways                                            30,874
       10,664   Rubicon America Trust REIT (1)(2)(3)                          --
        3,507   Sonic Healthcare                                          34,294
        8,328   Stockland REIT                                            21,926
        6,150   Suncorp-Metway                                            36,495
       13,158   Telstra                                                   38,821
        1,937   United Group                                              19,444
        2,624   Washington H Soul Pattinson                               24,124
        1,196   Wesfarmers                                                25,840
                                                                   -------------
                                                                         587,905
                AUSTRIA -- 1.9%
          769   OMV                                                       30,519
          695   Raiffeisen International Bank Holding                     31,009
        2,101   Telekom Austria                                           32,065
          717   Verbund - Oesterreichische
                Elektrizitaetswirtschafts                                 34,933
          630   Vienna Insurance Group                                    29,087
          722   Voestalpine                                               20,032
                                                                   -------------
                                                                         177,645
                BELGIUM -- 1.9%
            3   Banque Nationale de Belgique                              10,766
        1,112   Belgacom                                                  39,829
          745   Compagnie Maritime Belge                                  24,184
          573   Delhaize Group                                            40,965
          551   Econocom Group                                             5,810
          791   Euronav                                                   15,645
          136   Intervest Offices REIT                                     3,762
          341   Mobistar                                                  21,728
          321   Tessenderlo Chemie                                        11,267
           66   Wereldhave Belgium REIT                                    4,798
                                                                   -------------
                                                                         178,754

    Shares                                                            Value $
-------------                                                      -------------
                BERMUDA -- 0.3%
        5,548   Catlin Group                                              28,724
                                                                   -------------
                BRAZIL -- 2.1%
        1,600   Banco do Brasil                                           20,269
        2,200   Cia Energetica de Minas Gerais ADR                        31,416
        1,400   Cia Paranaense de Energia ADR                             21,728
          400   CPFL Energia                                               7,037
          900   Energias do Brasil                                        13,279
        1,200   Light                                                     15,640
        1,400   Tele Norte Leste Participacoes ADR                        21,546
        1,400   Telecomunicacoes de Sao Paulo ADR                         32,452
        2,100   Vale ADR                                                  36,120
                                                                   -------------
                                                                         199,487
                CANADA -- 10.4%
        1,400   AGF Management Class B                                    19,903
        2,600   Alimentation Couche Tard Class B                          41,092
          900   AltaGas Income Trust                                      13,656
        2,100   ARC Energy Trust                                          34,145
          900   Atco Class I                                              32,167
          981   Baytex Energy Trust                                       19,934
          300   Baytex Energy Trust (Canada)                               6,129
          400   BCE                                                        9,186
        1,300   Bell Aliant Regional Communications Income Fund           32,062
        1,400   Bonavista Energy Trust                                    22,308
        1,000   Canadian Utilities Class A                                33,986
          500   Canadian Utilities Class B                                16,854
        2,000   CML Healthcare Income Fund                                24,051
        1,100   Davis & Henderson Income Fund                             12,952
          700   Empire Class A                                            26,859
        1,100   Enerflex Systems Income Fund                              10,082
          682   Enerplus Resources Fund                                   14,868
          740   Enerplus Resources Fund (Canada)                          16,141
        1,200   Freehold Royalty Trust                                    16,659
        2,342   GAZ Metro LP                                              33,252
          600   George Weston                                             32,711
        1,200   Harvest Energy Trust                                       6,418
        1,200   Husky Energy                                              35,324
        1,000   InnVest REIT                                               3,445
          600   Keyera Facilities Income Fund                             10,608
          700   Laurentian Bank of Canada                                 23,238
          300   Major Drilling Group International                         6,911
          600   Manitoba Telecom Services                                 19,278
          200   National Bank of Canada                                   10,792
        1,500   Noranda Income Fund                                        2,702
        1,500   Northland Power Income Fund                               14,709
        2,200   Pengrowth Energy Trust                                    17,937
        2,600   Penn West Energy Trust                                    33,921
        1,000   Peyto Energy Trust                                         8,376
        1,200   Power Corp. of Canada                                     33,697
        2,600   Provident Energy Trust                                    12,965
        1,400   Rogers Communications Class B                             38,910
        4,700   Sherritt International                                    26,754
        1,800   Teck Resources Class B                                    47,322
        1,100   TELUS                                                     31,767

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
          700   Toronto-Dominion Bank                                     41,022
        1,400   TransForce                                                 9,100
        2,000   Trilogy Energy Trust                                      14,066
        1,000   Vermilion Energy Trust                                    27,598
        4,800   Yellow Pages Income Fund                                  22,286
          400   Zargon Energy Trust                                        6,909
                                                                   -------------
                                                                         975,052
                CHILE -- 0.2%
       45,416   Enersis                                                   17,400
       73,050   Madeco                                                     4,841
                                                                   -------------
                                                                          22,241
                CHINA -- 2.3%
       59,000   Bank of China Class H                                     29,388
        7,900   Bengang Steel Plates                                       5,342
       37,000   China Citic Bank                                          25,782
        9,500   China COSCO Holdings Class H                              13,730
       21,000   China Molybdenum                                          19,240
       38,000   Industrial & Commercial Bank of China Class H             27,362
        3,000   Lianhua Supermarket Holdings                               5,520
       10,000   Lingbao Gold                                               3,781
       24,000   People's Food Holdings                                    11,675
       24,000   PetroChina Class H                                        28,523
        8,700   Shandong Chenming Paper Holdings                           6,758
        4,500   Weiqiao Textile Class H                                    2,839
       20,000   Yanzhou Coal Mining                                       31,073
       10,000   Zhejiang Expressway                                        9,691
                                                                   -------------
                                                                         220,704
                CZECH REPUBLIC -- 0.5%
           57   Komercni Banka                                             9,856
        1,215   Telefonica O2 Czech Republic                              33,239
                                                                   -------------
                                                                          43,095
                DENMARK -- 0.2%
          582   D/S Norden                                                20,749
                                                                   -------------
                FINLAND -- 2.9%
        1,726   Elisa                                                     31,655
          358   Fortum                                                     8,290
          809   Kesko B Shares                                            21,327
          978   Konecranes                                                26,661
          906   Metso (3)                                                 19,095
        1,706   Neste Oil                                                 24,116
        1,995   Orion                                                     34,968
        1,242   PKC Group                                                  7,221
        2,191   Pohjola Bank Class A                                      22,792
        1,295   Rautaruukki                                               28,013
          667   Sampo                                                     13,924
          875   Wartsila                                                  31,297
                                                                   -------------
                                                                         269,359
                FRANCE -- 7.9%
        1,609   AXA                                                       34,003
          588   Bouygues                                                  25,041
          842   Carrefour                                                 39,517
          455   Casino Guichard Perrachon                                 31,349
          202   Cegid Group                                                4,591
          550   Cie de Saint-Gobain                                       22,298

    Shares                                                            Value $
-------------                                                      -------------
          243   Ciments Francais                                          23,730
          384   CNP Assurances                                            35,081
        1,308   Credit Agricole                                           18,667
          201   Esso Francaise                                            23,579
           74   Fonciere Des Regions REIT                                  6,486
        1,593   France Telecom                                            39,748
          374   Gecina REIT                                               30,783
        1,186   Generale de Sante                                         21,371
          574   Lafarge                                                   41,454
          182   LISI                                                       8,818
          323   Nexity                                                    11,130
          130   Pierre & Vacances                                          9,211
          138   Plastic Omnium                                             2,655
          246   PPR                                                       27,410
          597   Rallye                                                    17,525
        1,864   Rexel                                                     20,453
          613   Sanofi-Aventis                                            40,147
          331   Schneider Electric                                        30,065
        1,353   SCOR                                                      32,478
          126   Societe de la Tour Eiffel REIT                             4,814
          715   Total                                                     39,645
           47   Total Gabon                                               14,400
          228   Vallourec                                                 29,988
          434   Vinci                                                     22,085
        1,068   Vivendi                                                   27,432
          243   Wendel                                                     9,692
                                                                   -------------
                                                                         745,646
                GERMANY -- 3.8%
          283   Allianz                                                   27,907
          730   BASF                                                      36,575
          300   Bechtle                                                    5,844
           61   Boewe Systec                                                 461
          447   Demag Cranes                                              11,103
        1,067   Deutsche Lufthansa                                        14,414
        2,063   Deutsche Telekom                                          26,429
          174   EnBW Energie Baden-Wuerttemberg                            9,050
          288   Generali Deutschland Holding                              23,836
          452   HeidelbergCement                                          19,710
          455   Indus Holding                                              6,451
          487   Metro                                                     28,196
          224   Muenchener Rueckversicherungs                             33,864
          476   RWE                                                       40,190
          125   Schlott Gruppe                                               821
        1,197   SQS Software Quality Systems                               2,799
          705   Stada Arzneimittel                                        17,119
          691   ThyssenKrupp                                              21,269
          493   Wincor Nixdorf                                            26,457
                                                                   -------------
                                                                         352,495
                GREECE -- 1.2%
          424   Bank of Greece                                            26,416
        1,114   Hellenic Exchanges Holding Clearing
                Settlement and Registry                                   14,446
        1,674   Hellenic Petroleum                                        17,366
        2,292   Hellenic Telecommunications Organization                  35,927

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
        1,464   Motor Oil Hellas Corinth Refineries                       17,107
                                                                   -------------
                                                                         111,262
                GUERNSEY -- 0.0%
        3,969   IRP Property Investments Limited                           4,110
                                                                   -------------
                HONG KONG -- 2.8%
       28,000   Champion REIT                                             11,201
      133,644   Champion Technology Holdings                               5,087
       24,000   China BlueChemical                                        13,472
       18,000   China Unicom Hong Kong                                    25,968
        4,000   Chow Sang Sang Holding                                     3,500
        9,000   Great Eagle Holdings                                      20,881
        8,500   Kingboard Chemical Holdings                               26,982
       72,000   Lenovo Group                                              34,191
       22,000   Lerado Group Holdings                                      1,959
       14,000   Noble Group                                               20,334
       28,000   Norstar Founders Group (1)(2)                                 --
       87,000   Pacific Andes International Holdings                      14,370
        2,781   Prosperity Minerals Holdings                               2,833
       18,000   Public Financial Holdings                                  9,244
       24,000   Silver Grant International                                 3,840
       30,000   SIM Technology Group                                       3,910
       21,000   Sunlight REIT                                              4,688
        3,000   Swire Pacific Class A                                     33,699
        9,000   TAI Cheung Holdings                                        5,331
        7,200   Transport International Holdings                          22,716
                                                                   -------------
                                                                         264,206
                HUNGARY -- 0.2%
        5,766   Magyar Telekom Telecommunications                         21,009
                                                                   -------------
                IRELAND -- 0.4%
        3,548   Anglo Irish Bank (1)(2)                                       --
        1,582   DCC                                                       34,109
                                                                   -------------
                                                                          34,109
                ISRAEL -- 0.8%
       11,356   Bezeq Israeli Telecommunication (1)                       22,505
        1,094   Cellcom Israel (1)                                        30,725
        1,213   Partner Communications (1)                                23,011
                                                                   -------------
                                                                          76,241
                ITALY -- 4.6%
        2,682   ACEA                                                      30,499
       15,636   Banca Monte dei Paschi di Siena                           29,300
        2,114   Banca Popolare dell'Emilia Romagna                        26,073
          291   Banco di Sardegna                                          4,051
        1,551   Buzzi Unicem                                              23,229
        2,182   Caltagirone                                                6,841
        1,884   Cementir Holding                                           7,745
        7,616   Enel                                                      41,377
        1,487   ENI                                                       34,603
        1,680   ERG                                                       24,874
          743   Exor                                                      12,515
        1,078   Fondiaria-Sai                                             18,050
        7,162   Intek                                                      2,807
        1,668   Maire Tecnimont                                            6,685
        2,974   Mediaset                                                  17,980
        2,105   Mediobanca                                                29,546

    Shares                                                            Value $
-------------                                                      -------------
        2,381   Milano Assicurazioni                                       8,109
        6,967   Parmalat                                                  17,404
        1,256   Piccolo Credito Valtellinese Scarl                        12,439
        5,297   Recordati                                                 35,401
       19,714   Telecom Italia                                            30,846
          935   Unione di Banche Italiane                                 13,077
                                                                   -------------
                                                                         433,451
                JAPAN -- 14.0%
          300   Aeon Credit Service                                        3,418
        1,300   Aichi                                                      7,021
        2,500   Airport Facilities                                        13,633
        1,100   Astellas Pharma                                           41,968
        1,400   Bank of the Ryukyus                                       16,202
        3,300   Brother Industries                                        29,750
        1,300   Charle                                                     4,561
          700   Create SD Holdings                                        15,166
            3   DA Office Investment REIT                                  9,318
        1,000   Daifuku                                                    6,891
        2,000   Daiichi Jitsugyo                                           6,468
          400   Daiichikosho                                               4,595
        1,100   Eisai                                                     39,178
          500   Excel                                                      5,332
          600   Fuji                                                       1,731
          600   Fuji Electronics                                           5,498
            2   Fujishoji                                                  2,249
        1,000   Furusato Industries                                        7,588
            2   Global One REIT                                           15,430
        5,000   H2O Retailing                                             29,116
        1,000   Hitachi Systems & Services                                22,564
            5   ITC Networks                                               9,512
        4,000   ITOCHU                                                    29,930
        1,600   Itochu Enex                                                9,841
            3   Japan Hotel and Resort REIT                                4,883
            4   JAPAN OFFICE Investment REIT                               4,363
            9   Japan Prime Realty Investment REIT Class A                19,375
            4   Japan Retail Fund Investment REIT                         20,080
        1,000   JBCC Holdings                                              7,261
          600   JFE Holdings                                              24,160
            4   Joint REIT Investment                                      9,224
        2,000   Kasumi                                                     9,385
        2,000   Katakura Chikkarin                                         7,356
            6   KDDI                                                      31,833
        1,100   Kohnan Shoji                                              10,754
        1,900   Kyokuto Securities                                        12,390
          200   Kyoshin Technosonic                                        1,025
            4   LaSalle Japan REIT                                         5,475
        5,000   Lion                                                      24,044
        5,000   Marubeni                                                  23,092
            4   MID REIT                                                   9,131
        1,100   Mitsubishi                                                21,972
        1,000   Mitsui                                                    12,545
           44   Mitsui Knowledge Industry                                  8,556
        5,000   Mitsui OSK Lines                                          30,490
           15   Money Partners Group                                       7,887
          600   Muto Seiko                                                 4,071
        1,000   Namura Shipbuilding                                        5,464

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
          600   NEC Mobiling                                              12,264
        1,100   NEC Networks & System Integration                         14,183
        3,000   Nihon Yamamura Glass                                       8,275
            5   Nippon Residential Investment REIT                        11,884
        1,000   Nippon Seiki                                              12,312
        3,000   Nippon Steel Trading                                       5,231
        1,000   Nippon Telegraph & Telephone                              41,323
        5,000   Nippon Yusen                                              21,401
        2,000   Nissan Shatai                                             18,432
          700   Nittan Valve                                               2,515
        1,200   NS Solutions                                              21,382
           26   NTT DoCoMo                                                37,700
          600   Okabe                                                      2,327
            7   Okinawa Cellular Telephone                                11,963
          400   Osaka Steel                                                6,903
           22   Pacific Golf Group International Holdings                 12,532
        1,100   Right On                                                  10,986
        1,100   Ryosan                                                    28,250
          700   Sanshin Electronics                                        6,214
        1,000   Sekisui Jushi                                              8,106
        1,600   Seven & I Holdings                                        37,540
        1,000   Shinko Plantech                                            8,212
        4,000   Shinsho                                                    6,637
           73   SKY Perfect JSAT Holdings                                 27,388
        1,100   Sorun                                                      6,185
           12   SRI Sports                                                 9,296
        6,000   Sumikin Bussan                                            14,458
        3,900   Sumitomo                                                  38,621
          400   Takachiho Electric                                         4,650
        1,000   Takeda Pharmaceutical                                     40,478
          300   Takeuchi Manufacturing                                     2,895
        4,000   Takisawa Machine Tool                                      3,382
        2,000   Tamai Steamship                                            3,319
        1,000   Tokai Lease                                                1,585
          100   Token                                                      3,118
        4,000   TonenGeneral Sekiyu                                       38,216
        1,400   Topre                                                     11,985
        7,000   Topy Industries                                           16,498
        1,200   Toyota Tsusho                                             18,440
        5,000   Tsubakimoto Chain                                         17,280
        4,000   UNY                                                       32,636
          200   USC                                                        2,344
          400   Yamato Kogyo                                              12,471
        1,700   Yamazen                                                    7,205
          300   Yorozu                                                     3,484
                                                                   -------------
                                                                       1,314,282
                LIECHTENSTEIN -- 0.1%
          225   Liechtenstein Landesbank                                  13,566
                                                                   -------------
                LUXEMBOURG -- 0.4%
          579   ArcelorMittal                                             20,833
       16,847   Regus                                                     19,625
                                                                   -------------
                                                                          40,458
                MALAYSIA -- 0.3%
        9,700   Affin Holdings                                             4,960

    Shares                                                            Value $
-------------                                                      -------------
       16,100   DRB-Hicom                                                  5,077
        7,800   OSK Holdings                                               3,191
        1,418   OSK Property Holdings                                        228
        7,600   Petronas Dagangan                                         18,460
                                                                   -------------
                                                                          31,916
                MEXICO -- 0.2%
          900   Telefonos de Mexico ADR                                   14,229
                                                                   -------------
                NETHERLANDS -- 3.6%
           85   Corio REIT                                                 4,709
        1,291   European Aeronautic Defence and Space                     24,615
          695   Heineken Holding                                          23,918
        1,662   ING Groep                                                 21,310
          779   Koninklijke DSM                                           27,841
        2,616   Koninklijke KPN                                           39,310
          461   Nieuwe Steen Investments Funds REIT                        7,683
          784   Nutreco Holding                                           33,678
        1,063   OCE                                                        5,240
        1,363   Royal Dutch Shell A Shares                                35,784
          982   Royal Dutch Shell B Shares                                25,486
          849   Sligro Food Group                                         22,466
        1,518   Unilever                                                  41,468
          446   Vastned Offices/Industrial REIT                            6,778
          235   Vastned Retail REIT                                       12,642
          447   Wavin                                                        821
          105   Wereldhave REIT                                            8,487
                                                                   -------------
                                                                         342,236
                NEW ZEALAND -- 0.8%
       13,956   Air New Zealand                                           10,160
        7,611   Fletcher Building                                         36,165
        8,052   ING Property Trust REIT                                    3,677
       13,558   Telecom Corp. of New Zealand                              24,944
                                                                   -------------
                                                                          74,946
                NORWAY -- 1.5%
          800   Fred Olsen Energy                                         29,093
        2,880   SpareBank 1 SMN                                           18,790
        1,039   Sparebank 1 SR Bank                                        5,508
          350   Sparebanken More                                          11,132
        1,607   StatoilHydro                                              34,337
        2,200   Veidekke                                                  12,918
          900   Yara International                                        27,892
                                                                   -------------
                                                                         139,670
                PHILIPPINES -- 0.6%
        1,710   Globe Telecom                                             37,430
          300   Philippine Long Distance Telephone ADR                    15,801
                                                                   -------------
                                                                          53,231
                POLAND -- 0.4%
          650   KGHM Polska Miedz                                         19,342
        4,052   Telekomunikacja Polska                                    20,755
                                                                   -------------
                                                                          40,097
                PORTUGAL -- 0.8%
        2,426   Banco Espirito Santo                                      15,145
        3,852   Portugal Telecom                                          39,017

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
        5,629   Redes Energeticas Nacionais                               23,005
                                                                   -------------
                                                                          77,167
                RUSSIA -- 0.3%
          600   Mobile Telesystems ADR                                    25,194
                                                                   -------------
                SINGAPORE -- 2.1%
       17,000   Beyonics Technology                                        2,304
        8,000   CapitaCommercial Trust REIT                                4,753
        9,000   Frasers Commercial Trust REIT                              1,188
       18,000   Hi-P International                                         8,756
        2,000   Jardine Cycle & Carriage                                  32,800
       18,000   Jurong Technologies Industrial (1)(2)                         --
       26,000   K1 Ventures                                                2,891
        7,000   Keppel                                                    40,813
       18,800   MobileOne                                                 21,949
       10,000   SembCorp Industries                                       22,307
       23,000   StarHub                                                   35,803
        4,000   Venture                                                   26,546
                                                                   -------------
                                                                         200,110
                SOUTH AFRICA -- 0.4%
        1,836   Massmart Holdings                                         17,964
        1,598   Remgro                                                    16,597
                                                                   -------------
                                                                          34,561
                SOUTH KOREA -- 0.9%
          160   Cambridge Members                                          1,466
        2,000   Dae Won Kang Up                                            2,872
        2,450   Daegu Bank                                                28,164
          310   Global & Yuasa Battery                                     6,265
          210   Husteel                                                    3,419
          160   INTOPS                                                     2,703
          190   Kolon Engineering & Construction                           1,119
          160   Korea Development                                            762
           86   Nong Shim Holdings                                         4,539
          210   Pusan City Gas                                             3,583
        1,100   SK Telecom ADR                                            18,513
          580   SL                                                         2,107
          273   S-Oil                                                     13,067
                                                                   -------------
                                                                          88,579
                SPAIN -- 3.1%
        2,619   Almirall                                                  33,029
        1,002   Banco Popular Espanol                                      9,045
          265   Bolsas y Mercados Espanoles                                8,580
          825   Caja de Ahorros del Mediterraneo                           6,830
          247   Cementos Portland Valderrivas                             11,474
        5,153   Criteria Caixacorp                                        24,783
        1,831   Gas Natural SDG                                           34,259
        2,146   Gestevision Telecinco                                     24,465
        2,086   Iberdrola                                                 17,895
        9,049   Mapfre                                                    33,785
        1,766   Repsol                                                    40,995
        1,528   Telefonica                                                38,007
        1,350   Tubos Reunidos                                             3,751
                                                                   -------------
                                                                         286,898
                SWEDEN -- 2.2%
          400   AddTech                                                    5,852
        1,104   Axfood                                                    27,249

    Shares                                                            Value $
-------------                                                      -------------
        1,000   D Carnegie (1)(2)(3)                                          --
        1,700   Fabege                                                     7,308
        1,300   NCC B Shares                                              13,340
        3,009   Nordea Bank                                               29,207
          600   Ratos B Shares                                            14,393
        2,174   SSAB Svenskt Stal                                         28,488
        1,900   Svenska Cellulosa B Shares                                24,436
          676   Svenska Handelsbanken A Shares                            16,545
        6,695   TeliaSonera                                               42,983
                                                                   -------------
                                                                         209,801
                SWITZERLAND -- 3.5%
          159   Baloise Holding                                           12,683
           71   Banque Cantonale Vaudoise                                 25,061
          144   Bellevue Group                                             5,325
          187   Compagnie Financiere Tradition                            24,423
          105   Galenica                                                  31,458
          541   Gottex Fund Management Holdings                            4,042
          101   Helvetia Holding                                          28,155
          908   Novartis                                                  41,604
          200   Partners Group Holding                                    21,066
          193   Roche Holding                                             30,447
          562   Schindler Holding                                         36,306
          107   Swisscom                                                  35,137
          149   Zurich Financial Services                                 29,295
                                                                   -------------
                                                                         325,002
                TAIWAN -- 1.5%
        1,544   Chunghwa Telecom ADR                                      26,965
        7,000   Dah San Electric Wire & Cable                              1,792
       27,582   Far EasTone Telecommunications                            32,459
       21,505   Inventec                                                  12,457
       18,050   Lite-On Technology                                        20,554
        3,150   Promate Electronic                                         1,777
       12,907   Quanta Computer                                           24,437
       13,000   Sinon                                                      5,985
        6,000   U-Ming Marine Transport                                   11,360
                                                                   -------------
                                                                         137,786
                THAILAND -- 0.6%
        4,700   Bangkok Bank                                              15,542
        2,600   Electricity Generating                                     5,656
        8,000   Hana Microelectronics                                      4,445
       15,900   Lanna Resources                                            5,094
       20,900   MCS Steel                                                  2,064
        3,800   Padaeng Industry                                           1,642
        5,100   Precious Shipping                                          2,429
        1,200   PTT                                                        8,430
       11,800   Thai Plastic & Chemical                                    6,452
        5,900   Thanachart Capital                                         2,393
                                                                   -------------
                                                                          54,147
                TURKEY -- 0.2%
        6,916   Turk Telekomunikasyon                                     21,079
                                                                   -------------
                UNITED ARAB EMIRATES -- 0.1%
        5,242   Lamprell                                                   9,170
                                                                   -------------
                UNITED KINGDOM -- 10.4%
        1,000   Acergy                                                    10,661

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
        2,043   Arriva                                                    14,800
        6,557   Ashmore Group                                             23,051
          840   AstraZeneca                                               39,323
        3,387   Aviva                                                     19,841
        6,061   Beazley                                                   10,350
        1,306   BHP Billiton                                              34,091
        3,157   BP                                                        26,215
        7,320   Brit Insurance Holdings                                   25,520
          920   British Polythene Industries                               2,827
       23,987   Charlemagne Capital                                        5,408
       15,076   Chaucer Holdings                                          10,575
        1,805   Close Brothers Group                                      20,845
        4,409   Computacenter                                             16,200
        3,775   Drax Group                                                25,234
        5,794   DS Smith                                                   7,257
       10,514   Electrocomponents                                         26,076
       11,520   Ennstone (1)(2)                                               --
        2,304   Euromoney Institutional Investor                           8,773
        7,196   Filtrona                                                  15,533
        5,307   Game Group                                                13,029
        2,064   GlaxoSmithKline                                           39,607
       23,345   Hays                                                      37,136
        2,169   Hill & Smith Holdings                                      8,694
        4,884   IMI                                                       27,733
        1,649   Interior Services Group                                    4,076
        7,273   International Power                                       31,004
        2,521   Interserve                                                 8,252
        2,985   Investec                                                  20,140
        4,831   J Sainsbury                                               25,617
        1,407   Keller Group                                              15,039
        9,716   Kesa Electricals                                          21,135
       19,526   Legal & General Group                                     21,017
        7,860   Lloyds Banking Group                                      11,158
        7,478   Man Group                                                 34,563
        4,780   Marks & Spencer Group                                     27,601
        5,682   Marston's                                                  8,802
        2,271   Mcbride                                                    5,537
          238   Mondi                                                      1,053
          191   Northgate                                                     40
        9,919   Paragon Group                                             17,228
        2,042   Pearson                                                   23,651
        3,473   Raymarine                                                    725
        2,270   Renishaw                                                  15,259
        1,022   Royal Dutch Shell                                         26,855
       12,716   RSA Insurance Group                                       26,886
           93   Segro REIT                                                   429
        3,427   Severfield-Rowen                                          10,088
        6,944   Stagecoach Group                                          15,714
        2,786   Sthree                                                     9,934
        5,532   Tate & Lyle                                               33,976
        3,038   TT electronics                                             2,080
        1,565   Unilever                                                  41,296
          930   UTV Media                                                    986
       11,512   Vodafone Group                                            23,590
       24,233   Woolworths Group (1)(2)                                       --
        2,971   WPP                                                       22,911

    Shares                                                            Value $
-------------                                                      -------------
        1,140   WSP Group                                                  5,217
                                                                   -------------
                                                                         980,638
                                                                   -------------
                TOTAL COMMON STOCK
                   (Cost $9,493,763)                                   9,281,007
                                                                   -------------
                PREFERRED STOCK -- 0.8%
                BRAZIL -- 0.5%
          200   Centrais Eletricas de Santa Catarina Class B               3,684
          300   Cia Energetica do Ceara Class A                            4,119
        1,220   Eletropaulo Metropolitana Eletricidade
                   de Sao Paulo Class B                                   22,856
        1,600   Ferbasa-Ferro Ligas DA Bahia                               8,238
          900   Tele Norte Leste Participacoes                            13,805
                                                                   -------------
                                                                          52,702
                GERMANY -- 0.3%
          483   Fresenius                                                 27,379
                                                                   -------------
                TOTAL PREFERRED STOCK
                   (Cost $71,649)                                         80,081
                                                                   -------------
                RIGHTS -- 0.0%
                BELGIUM -- 0.0%
        1,604   Fortis, Expires 07/01/14 (1)(2)(3)                            --
                                                                   -------------
                SINGAPORE -- 0.0%
       27,000   Frasers Commercial Trust,
                Expires 08/18/09 (3)                                       1,783
                                                                   -------------
                UNITED KINGDOM -- 0.0%
        1,910   Northgate, Expires 08/11/09 (3)                              175
                                                                   -------------
                TOTAL RIGHTS
                   (Cost $4,147)                                           1,958
                                                                   -------------
                WARRANTS -- 0.0%
                ITALY -- 0.0%
          935   Unione di Banche Italiane Expires 06/30/11 (3)
                   (Cost $ -- )                                               --
                                                                   -------------
                SHORT-TERM INVESTMENT (4) -- 0.4%
       33,579   JPMorgan U.S. Government Money Market Fund,
                   0.120% (Cost $33,579)                                  33,579
                                                                   -------------
                TOTAL INVESTMENTS -- 99.9%
                   (Cost $9,603,138)*                                  9,396,625
                                                                   -------------
                OTHER ASSETS LESS
                   LIABILITIES -- 0.1%                                     7,934
                                                                   -------------
                NET ASSETS -- 100.0%                               $   9,404,559
                                                                   =============

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

* At July 31, 2009, the tax basis cost of the Fund's investments was $9,603,138, and the unrealized appreciation and depreciation were $1,184,172 and $(1,390,685), respectively.

(1)  Security is fair valued.

(2) Security considered illiquid. On July 31, 2009 the value of these securities amounted to $0 representing less than 0.1% of the net assets of the Fund.

(3)  Denotes non-income producing security.

(4)  The rate shown represents the 7-day current yield as of July 31, 2009.

ADR  -- American Depositary Receipt
LP   -- Limited Partnership
REIT -- Real Estate Investment Trust

Amounts designated as "--" are $0 or rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
                COMMON STOCK -- 95.3%
                BRAZIL -- 11.7%
        2,474   B2W Cia Global Do Varejo                                  57,389
       22,099   Banco Bradesco ADR                                       348,501
       15,200   BM&FBOVESPA                                               98,154
        4,104   BRF - Brasil Foods (1)                                    90,246
        4,500   Cia Brasileira de Distribuicao Grupo
                   Pao de Acucar ADR                                     210,600
        1,090   Cia de Concessoes Rodoviarias                             17,918
        7,900   Cia Siderurgica Nacional ADR                             202,240
       32,890   Itau Unibanco Holding ADR                                588,402
        8,100   PDG Realty Empreendimentos e
                   Participacoes                                         115,125
       11,100   Petroleo Brasileiro                                      228,727
       27,200   Petroleo Brasileiro ADR                                  916,640
        9,000   Tele Norte Leste Participacoes ADR                       138,510
        1,300   Vale                                                      25,728
        8,800   Vale Special ADR                                         173,624
       31,800   Vale ADR                                                 546,960
        3,524   Vivo Participacoes ADR                                    80,242
                                                                   -------------
                                                                       3,839,006
                CHILE -- 1.4%
        1,900   Banco Santander Chile ADR                                 93,309
       12,200   Enersis ADR                                              234,118
        3,800   Sociedad Quimica y Minera de Chile
                   ADR                                                   136,002
                                                                   -------------
                                                                         463,429
                CHINA -- 15.5%
       73,000   Anta Sports Products                                     109,460
    1,221,000   Bank of China Class H                                    608,176
      298,000   China Communications Services Class H                    189,579
    1,078,000   China Construction Bank Class H                          869,411
      154,000   China Life Insurance Class H                             682,612
      267,000   China Shanshui Cement Group                              173,647
       97,000   China Shenhua Energy Class H                             396,161
      189,000   Golden Eagle Retail Group                                246,813
      167,000   Hidili Industry International Development                192,871
      826,000   Industrial & Commercial Bank of China Class H            594,758
      218,000   Jiangsu Expressway Class H                               191,008
       69,000   Parkson Retail Group                                     115,215
      202,000   PetroChina Class H                                       240,070
       43,000   Ping An Insurance Group of China Class H                 381,754
       52,000   Shanghai Lujiazui Finance & Trade Zone
                   Development Class B                                    97,188
                                                                   -------------
                                                                       5,088,723
                EGYPT -- 0.5%
        2,957   Orascom Construction Industries (2)                      112,640
       61,111   Talaat Moustafa Group (1)(2)                              60,666
                                                                   -------------
                                                                         173,306
                HONG KONG -- 6.5%
       43,000   Beijing Enterprises Holdings                             216,124
      118,000   China Mengniu Dairy                                      282,609
       36,000   China Mobile                                             378,140

    Shares                                                            Value $
-------------                                                      -------------
      178,000   China Unicom Hong Kong                                   256,796
      510,000   CNOOC                                                    685,747
      621,140   Franshion Properties China                               217,213
      488,000   Guangzhou Investment                                     105,793
                                                                   -------------
                                                                       2,142,422
                HUNGARY -- 0.5%
       18,213   Magyar Telekom Telecommunications                         66,360
        5,037   OTP Bank                                                 107,930
                                                                   -------------
                                                                         174,290
                INDIA -- 7.4%
        1,200   HDFC Bank ADR                                            117,324
       14,400   ICICI Bank ADR                                           451,440
       14,000   Infosys Technologies ADR                                 602,420
       50,542   ITC GDR                                                  262,672
       21,450   Mahindra & Mahindra GDR                                  384,287
        7,350   Reliance Industries GDR (1)(3)                           595,350
                                                                   -------------
                                                                       2,413,493
                INDONESIA -- 4.5%
       65,500   Astra International                                      193,463
      493,000   Bank Central Asia                                        187,608
      210,500   Bank Rakyat Indonesia                                    154,904
      136,500   Indocement Tunggal Prakarsa                              127,969
      774,000   Perusahaan Gas Negara                                    273,085
      158,500   Tambang Batubara Bukit Asam                              217,298
      342,000   Telekomunikasi Indonesia                                 308,559
                                                                   -------------
                                                                       1,462,886
                ISRAEL -- 2.9%
       43,192   Bank Hapoalim (1)(2)                                     141,468
       26,755   Bezeq Israeli Telecommunication (2)                       53,023
       19,117   Makhteshim-Agan Industries (2)                            98,780
       12,400   Teva Pharmaceutical Industries ADR                       661,416
                                                                   -------------
                                                                         954,687
                QATAR -- 0.4%
        6,993   Commercial Bank of Qatar (2)                             132,173
                                                                   -------------
                RUSSIA -- 8.0%
       46,793   Gazprom ADR                                              966,275
       11,300   LUKOIL ADR                                               571,102
        8,800   Mechel ADR                                                93,984
       10,566   MMC Norilsk Nickel ADR                                   105,766
        8,600   Mobile Telesystems ADR                                   361,114
        1,550   NovaTek GDR                                               66,820
       41,550   Rosneft Oil GDR                                          253,871
          186   Sberbank GDR                                              36,047
        6,950   Severstal GDR                                             47,538
        6,050   Uralkali GDR                                             111,320
                                                                   -------------
                                                                       2,613,837
                SOUTH AFRICA -- 7.1%
       19,013   ABSA Group                                               288,448
       26,351   Aveng                                                    125,886
      169,462   FirstRand                                                331,922
       30,053   Gold Fields                                              358,735
        8,547   Impala Platinum Holdings                                 207,457
       25,027   MTN Group                                                413,616
        8,024   Naspers N Shares                                         239,839
       28,089   Raubex Group                                              90,124

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
        4,781   Sasol                                                    171,610
        9,275   Standard Bank Group                                      111,827
                                                                   -------------
                                                                       2,339,464
                SOUTH KOREA -- 16.1%
       10,600   Daegu Bank                                               121,854
        4,347   GS Engineering & Construction                            311,567
       10,360   Hana Financial Group                                     296,678
        2,220   Hyundai Department Store                                 183,456
        5,854   Hyundai Engineering & Construction                       303,189
        5,983   Hyundai Motor                                            431,273
        4,573   KB Financial Group                                       198,680
        1,438   LG Chem                                                  178,838
        2,279   LG Electronics                                           241,475
       11,080   LG Telecom                                                78,327
          863   MegaStudy                                                168,335
          581   NHN (1)                                                   84,854
        1,373   POSCO                                                    563,939
        2,044   Samsung Electronics                                    1,210,813
          508   Samsung Electronics GDR (3)                              150,368
        3,200   Samsung Heavy Industries                                  84,962
       10,780   Shinhan Financial Group                                  366,919
          191   Shinsegae                                                 82,982
        1,403   SK Telecom                                               212,941
                                                                   -------------
                                                                       5,271,450
                TAIWAN -- 7.3%
       96,960   Acer                                                     204,562
       41,000   Cathay Financial Holding                                  63,000
       12,400   Cathay Financial Holding GDR (1)                         190,490
      185,966   China Steel                                              179,729
          990   China Steel GDR                                           19,132
      213,000   Chinatrust Financial Holding                             134,749
        2,495   Chunghwa Telecom ADR                                      43,559
      123,000   Far Eastern Department Stores                            124,125
       69,665   HON HAI Precision Industry GDR                           473,722
       15,196   Siliconware Precision Industries ADR                     103,029
      151,000   Taiwan Cement                                            159,977
       28,139   Taiwan Semiconductor Manufacturing                        50,530
       52,285   Taiwan Semiconductor Manufacturing ADR                   547,420
      110,000   Uni-President Enterprises                                114,192
                                                                   -------------
                                                                       2,408,216
                THAILAND -- 1.2%
       36,600   Bangkok Bank                                             121,032
      302,800   Land & Houses                                             45,838
       32,300   PTT Exploration & Production (1)                         131,023
       49,400   Siam Commercial Bank                                     107,454
                                                                   -------------
                                                                         405,347
                TURKEY -- 4.3%
        6,801   Akenerji Elektrik Uretim                                  48,119
        2,347   BIM Birlesik Magazalar                                    92,609
       23,681   KOC Holding (1)                                           55,743
       10,828   Tupras Turkiye Petrol Rafine                             139,963
       18,447   Turk Telekomunikasyon                                     56,223
       15,873   Turkcell Iletisim Hizmet                                 100,968
      123,008   Turkiye Garanti Bankasi                                  435,160
       52,638   Turkiye Halk Bankasi                                     281,113

    Shares                                                            Value $
-------------                                                      -------------
       58,189   Turkiye Is Bankasi Class C                               201,894
                                                                   -------------
                                                                       1,411,792
                                                                   -------------
                TOTAL COMMON STOCK
                   (Cost $27,151,673)                                 31,294,521
                                                                   -------------
                PREFERRED STOCK -- 2.3%
                BRAZIL -- 2.3%
          336   Banco Bradesco                                             5,278
        8,179   Bradespar                                                122,170
        1,061   Cia de Bebidas das Americas                               74,660
        6,448   Cia Energetica de Minas Gerais                            92,475
        7,143   Eletropaulo Metropolitana Eletricidade
                   de Sao Paulo Class B                                  133,819
        1,265   Itau Unibanco Holding                                     22,613
        4,100   Petroleo Brasileiro                                       69,136
        4,200   Ultrapar Participacoes                                   141,577
        4,287   Usinas Siderurgicas de Minas Gerais
                   Class A                                               101,858
          500   Vale Class A                                               8,648
                                                                   -------------
                TOTAL PREFERRED STOCK
                   (Cost $682,786)                                       772,234
                                                                   -------------
                EQUITY-LINKED WARRANTS (3) (4) -- 0.6%
                RUSSIA -- 0.6%
      146,170   Sberbank Savings Bank of the Russian
                   Federation, Expires 02/28/18
                   (Cost $269,877)                                       195,868
                                                                   -------------
                RIGHTS -- 0.0%
                SOUTH KOREA -- 0.0%
          331   KB Financial Group, Expires 08/27/09 (1)
                   (Cost $ -- )                                            4,292
                                                                   -------------
                SHORT-TERM INVESTMENT (5) -- 0.2%
       68,325   JPMorgan U.S. Government Money
                   Market Fund, 0.120%
                   (Cost $68,325)                                         68,325
                                                                   -------------
                TOTAL INVESTMENTS -- 98.4%
                   (Cost $28,172,661)*                                32,335,240
                                                                   -------------
                OTHER ASSETS LESS
                   LIABILITIES -- 1.6%                                   509,735
                                                                   -------------
                NET ASSETS -- 100.0%                               $  32,844,975
                                                                   =============

* At July 31, 2009, the tax basis cost of the Fund's investments was $28,172,661, and the unrealized appreciation and depreciation were $5,301,326 and $(1,138,747), respectively.

(1)  Denotes non-income producing security.

(2)  Security is fair valued.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $941,586, representing 2.9% of the net assets of the Fund.

(4)  Security is not readily marketable.

(5)  The rate shown represents the 7-day current yield as of July 31, 2009.

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
                COMMON STOCK -- 87.8%
                AUTO & TRANSPORTATION -- 1.5%
        2,400   Genuine Parts                                             85,008
        6,300   Ryder System                                             221,319
        4,100   Wabtec                                                   137,965
                                                                   -------------
                                                                         444,292
                CONSUMER DISCRETIONARY -- 18.9%
        6,700   Black & Decker                                           251,920
       22,400   Burger King Holdings                                     381,248
        8,100   Copart (1)                                               286,011
       16,700   Corrections Corp. of America (1)                         288,242
       15,200   DeVry                                                    756,048
       10,900   Dick's Sporting Goods (1)                                216,365
       35,500   Interpublic Group of Cos. (1)                            184,955
        5,300   Lamar Advertising Class A (1)                            111,512
        3,600   Magna International Class A                              183,456
       24,900   Monster Worldwide (1)                                    324,447
       45,700   Republic Services                                      1,215,620
        9,200   Ross Stores                                              405,628
       31,000   Scientific Games Class A (1)                             558,620
       17,300   VeriSign (1)                                             353,612
        3,200   Watson Wyatt Worldwide Class A                           119,488
                                                                   -------------
                                                                       5,637,172
                CONSUMER STAPLES -- 2.5%
       15,400   NBTY (1)                                                 557,480
        8,500   Ruddick                                                  199,750
                                                                   -------------
                                                                         757,230
                FINANCIAL SERVICES -- 14.5%
        5,300   Annaly Capital Management REIT                            89,305
        3,300   Bank of Hawaii                                           126,621
        8,200   Cullen/Frost Bankers                                     393,846
        3,500   Dun & Bradstreet                                         251,965
        6,800   Federated Investors Class B                              176,324
        4,600   Global Payments                                          194,580
       12,300   HCC Insurance Holdings                                   308,730
        8,000   Health Care REIT                                         320,480
        7,600   Huron Consulting Group (1)                               337,060
        7,600   Lazard LP Class A                                        281,124
        3,000   M&T Bank                                                 174,960
       14,400   People's United Financial                                234,000
       15,200   Reinsurance Group of America                             630,800
       14,700   SLM (1)                                                  130,683
        3,700   Westamerica Bancorporation                               193,362
       19,800   WR Berkley                                               459,954
                                                                   -------------
                                                                       4,303,794
                HEALTH CARE -- 13.4%
        1,600   Alexion Pharmaceuticals (1)                               70,480
        8,300   Coventry Health Care (1)                                 190,900
       20,400   DaVita (1)                                             1,013,880
       10,500   Dentsply International                                   350,175
       11,800   Endo Pharmaceuticals Holdings (1)                        247,918
        4,800   Gen-Probe (1)                                            178,176
        5,000   Hospira (1)                                              192,150
        9,400   Life Technologies (1)                                    427,982
       17,000   Omnicare                                                 405,790
        2,500   Perrigo                                                   67,850

    Shares                                                            Value $
-------------                                                      -------------
        5,900   Pharmaceutical Product Development                       122,543
       11,200   Psychiatric Solutions (1)                                302,624
        3,500   STERIS                                                    98,280
        1,400   Techne                                                    89,348
        5,400   West Pharmaceutical Services                             197,100
                                                                   -------------
                                                                       3,955,196
                MATERIALS & PROCESSING -- 7.0%
        5,300   Airgas                                                   236,274
        5,200   Albemarle                                                154,492
       17,400   Cabot                                                    318,420
        5,800   Celanese, Series A                                       149,060
        7,000   Crown Holdings (1)                                       175,700
        3,400   Jacobs Engineering Group (1)                             139,332
        7,100   Pactiv (1)                                               178,778
        4,500   Pan American Silver (1)                                   88,695
        3,100   Reliance Steel & Aluminum                                104,501
        2,100   Royal Gold                                                86,268
        1,800   Schnitzer Steel Industries Class A                        96,786
        6,300   ShawCor Class A                                          119,635
        8,688   Sino-Forest (1)                                          118,594
       11,570   Yamana Gold                                              109,799
                                                                   -------------
                                                                       2,076,334
                OTHER ENERGY -- 3.6%
        7,900   Concho Resources (1)                                     242,530
        7,100   Exterran Holdings (1)                                    123,469
        3,700   FMC Technologies (1)                                     160,950
       26,700   Galleon Energy Class A (1)                               106,860
       15,300   Plains Exploration & Production (1)                      438,345
                                                                   -------------
                                                                       1,072,154
                PRODUCER DURABLES -- 3.1%
        4,800   Dover                                                    163,248
       15,650   IDEX                                                     426,932
       13,800   Zebra Technologies Class A (1)                           337,272
                                                                   -------------
                                                                         927,452
                TECHNOLOGY -- 17.0%
        3,500   Adtran                                                    84,560
       47,700   Amdocs (1)                                             1,140,984
       47,600   Brocade Communications Systems (1)                       374,136
        8,500   Citrix Systems (1)                                       302,600
        6,400   F5 Networks (1)                                          237,568
       34,700   Integrated Device Technology (1)                         234,919
       12,200   Intersil Class A                                         175,314
        4,800   Mantech International Class A (1)                        255,840
        7,000   Microchip Technology                                     188,510
       11,900   NetApp (1)                                               267,274
       22,800   Parametric Technology (1)                                294,348
       12,000   QLogic (1)                                               156,600
       23,500   Rovi (1)                                                 614,760
       28,300   SAIC (1)                                                 511,947
        4,954   Seagate Technology                                        59,646
       13,200   Skyworks Solutions (1)                                   159,456
                                                                   -------------
                                                                       5,058,462
                UTILITIES -- 6.3%
        6,900   Cleco                                                    163,461
        6,800   Energen                                                  280,976
       15,100   NeuStar Class A (1)                                      342,468

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
       14,300   NII Holdings (1)                                         329,186
        8,700   Northeast Utilities                                      200,187
       10,500   NV Energy                                                120,750
       14,000   Portland General Electric                                266,420
       18,700   tw telecom (1)                                           185,130
                                                                   -------------
                                                                       1,888,578
                                                                   -------------
                TOTAL COMMON STOCK
                   (Cost $22,936,468)                                 26,120,664
                                                                   -------------
                INVESTMENT COMPANIES -- 1.0%
        1,800   iShares Russell 2000 Index Fund                          100,134
        2,700   iShares Russell Midcap Index Fund                        191,457
                                                                   -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $288,773)                                       291,591
                                                                   -------------
                SHORT-TERM INVESTMENT (2) -- 11.6%
    3,435,626   JPMorgan U.S. Government Money
                   Market Fund, 0.120%
                   (Cost $3,435,626)                                   3,435,626
                                                                   -------------
                TOTAL INVESTMENTS -- 100.3%
                   (Cost $26,660,867)*                                29,847,881
                                                                   -------------
                OTHER LIABILITIES IN EXCESS OF
                   OTHER ASSETS -- (0.3)%                                (82,560)
                                                                   -------------
                NET ASSETS -- 100.0%                               $  29,765,321
                                                                   =============

* At July 31, 2009, the tax basis cost of the Fund's investments was $26,660,867, and the unrealized appreciation and depreciation were $3,633,352 and $(446,338), respectively.

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of July 31, 2009.

LP   -- Limited Partnership
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                U.S. GOVERNMENT MORTGAGE-BACKED
                   OBLIGATIONS -- 42.4%
    1,664,576   FHLMC
                   5.000%, 11/01/36                                    1,708,481
                FHLMC Gold
      299,187      6.500%, 07/01/32                                      321,897
       22,506      6.000%, 12/01/28                                       23,843
      517,979      5.000%, 07/01/33                                      532,450
    1,782,616      5.000%, 08/01/33                                    1,832,420
                FHLMC IO REMIC
           41      1,161.253%, 01/15/22 (1)                                  893
   20,634,610      1.114%, 11/15/17 (1)(2)                               389,697
                FHLMC REMIC
    1,567,000      5.500%, 09/15/27                                    1,621,483
      451,775      4.750%, 12/15/34                                      467,099
      870,628      0.538%, 05/15/35 (2)                                  850,329
      782,343      0.518%, 02/15/19 (2)                                  765,481
      224,000   FHLMC TBA
                   4.500%, 08/15/24                                      229,740
                FNMA
      113,485      7.500%, 12/01/29                                      126,229
          319      7.000%, 12/01/10                                          326
      152,630      6.000%, 12/01/28                                      161,862
      234,239      6.000%, 10/01/29                                      248,260
    4,226,012      6.000%, 05/01/38                                    4,436,717
      223,280      5.500%, 10/01/32                                      232,529
    2,176,581      5.500%, 07/01/33                                    2,265,377
    4,554,465      5.500%, 10/01/35                                    4,737,424
    2,890,297      5.500%, 12/01/35                                    3,006,404
    3,518,608      5.000%, 06/01/35                                    3,614,164
    5,155,139      5.000%, 11/01/35                                    5,291,111
      615,102      4.500%, 10/01/33                                      622,196
                FNMA REMIC
      560,163      6.500%, 12/25/23                                      600,153
      838,797      5.500%, 07/25/34                                      879,255
    1,951,139      4.500%, 08/25/23                                    1,962,854
      646,966      0.535%, 07/25/36 (2)                                  629,062
                FNMA TBA
    1,790,000      6.500%, 08/15/39                                    1,914,462
    4,700,000      6.000%, 08/15/39                                    4,926,187
    2,080,000      4.500%, 08/15/24                                    2,135,249
   10,820,000      4.500%, 08/15/39                                   10,887,625
                GNMA
       23,257      8.000%, 11/15/17                                       25,460
       16,301      8.000%, 06/15/26                                       18,450
      118,324      7.000%, 09/15/23                                      129,390
      236,980      5.500%, 07/15/34                                      247,704
    1,027,665      5.500%, 11/15/38                                    1,071,080
                GNMA REMIC
    1,985,131      5.000%, 12/20/29                                    2,070,752
       96,846      4.500%, 08/20/35                                      100,502

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      650,000   GNMA TBA
                   4.500%, 08/15/39                                      654,672
                                                                   -------------
                TOTAL U.S. GOVERNMENT
                   MORTGAGE-BACKED
                   OBLIGATIONS
                   (Cost $60,815,877)                                 61,739,269
                                                                   -------------
                CORPORATE OBLIGATIONS (4)-- 31.1%
      350,000   Alliance One International (3)
                   10.000%, 07/15/16                                     346,500
      510,000   Anadarko Petroleum
                   5.750%, 06/15/14                                      536,726
                Anheuser-Busch InBev Worldwide (3)
      250,000      7.750%, 01/15/19                                      292,503
      770,000      5.375%, 11/15/14                                      805,861
      255,000   Atmos Energy
                   8.500%, 03/15/19                                      306,706
                Bank of America
    1,005,000      7.625%, 06/01/19                                    1,091,956
    2,135,000      6.100%, 06/15/17                                    2,034,672
      335,000      6.000%, 09/01/17                                      327,586
      375,000   Bank of New York Mellon
                   4.300%, 05/15/14                                      389,244
      895,000   Barclays Bank
                   6.750%, 05/22/19                                      973,442
      450,000   BAT International Finance (3)
                   9.500%, 11/15/18                                      561,618
      265,000   Bunge Finance
                   8.500%, 06/15/19                                      293,699
    1,215,000   Capital One Bank USA
                   8.800%, 07/15/19                                    1,320,127
      210,000   CareFusion (3)
                   6.375%, 08/01/19                                      221,900
      650,000   Chubb
                   6.500%, 05/15/38                                      714,697
      350,000   Citigroup
                   8.500%, 05/22/19                                      373,273
      655,000   Consumers Energy
                   6.700%, 09/15/19                                      742,712
      800,000   COX Communications
                   5.450%, 12/15/14                                      844,722
      230,000   Credit Suisse NY
                   5.500%, 05/01/14                                      244,872
                CVS Caremark
      575,000      6.600%, 03/15/19                                      643,326
      450,000      5.750%, 06/01/17                                      479,762
    2,800,000   Danske Bank (3)
                   2.500%, 05/10/12                                    2,811,956
      335,000   Domtar
                   10.750%, 06/01/17                                     341,700
      135,000   El Paso
                   8.250%, 02/15/16                                      138,375
      345,000   Eli Lilly
                   5.950%, 11/15/37                                      377,750

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      345,000   EnCana
                   6.500%, 05/15/19                                      389,564
      610,000   Energy Transfer Partners LP
                   9.000%, 04/15/19                                      749,270
      195,000   EQT
                   8.125%, 06/01/19                                      220,347
      960,000   France Telecom
                   4.375%, 07/08/14                                    1,001,696
      465,000   General Mills
                   5.650%, 02/15/19                                      502,129
      750,000   Goldman Sachs Group
                   7.500%, 02/15/19                                      879,907
      140,000   Goodyear Tire & Rubber (2)
                   5.010%, 12/01/09                                      140,175
                HCA
      190,000      9.250%, 11/15/16                                      198,550
      200,000      7.875%, 02/15/20 (3)                                  196,750
      280,000   HJ Heinz Finance (3)
                   7.125%, 08/01/39                                      309,126
      380,000   HSBC Holdings
                   6.800%, 06/01/38                                      373,125
      150,000   Intelsat
                   9.250%, 06/15/16                                      152,250
    2,310,000   JPMorgan Chase Bank
                   6.000%, 10/01/17                                    2,404,128
      485,000   Kimberly-Clark
                   7.500%, 11/01/18                                      594,979
                Kraft Foods
      260,000      6.500%, 11/01/31                                      281,015
      340,000      6.125%, 08/23/18                                      373,400
      380,000   Lorillard Tobacco
                   8.125%, 06/23/19                                      416,479
      340,000   Marathon Oil
                   7.500%, 02/15/19                                      393,316
      135,000   Massey Energy
                   6.875%, 12/15/13                                      130,950
      590,000   McDonald's
                   6.300%, 03/01/38                                      655,289
      330,000   McKesson
                   7.500%, 02/15/19                                      387,132
      505,000   Midamerican Energy Holdings
                   5.750%, 04/01/18                                      539,503
                Morgan Stanley
      400,000      7.300%, 05/13/19                                      451,387
      250,000      6.000%, 05/13/14                                      267,113
      125,000   Nevada Power, Series L
                   5.875%, 01/15/15                                      129,695
      320,000   News America
                   6.650%, 11/15/37                                      332,711
                Nexen
      370,000      7.500%, 07/30/39                                      398,306
      110,000      6.200%, 07/30/19                                      113,838
      345,000   Nordstrom
                   6.750%, 06/01/14                                      371,545

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      275,000   Norfolk Southern
                   5.900%, 06/15/19                                      295,659
      150,000   Pemex Project Funding Master Trust
                   5.750%, 03/01/18                                      148,500
      245,000   Peninsula Gaming LLC (3)
                   8.375%, 08/15/15                                      246,225
      440,000   Plains All American Pipeline
                   8.750%, 05/01/19                                      538,234
      270,000   PNC Bank
                   6.875%, 04/01/18                                      291,891
      165,000   Qwest
                   7.625%, 06/15/15                                      165,412
                Rabobank Nederland
      825,000      4.200%, 05/13/14 (3)                                  843,435
      115,000      11.000%, 12/31/49 (2)(3)                              134,331
    2,230,000   Royal Bank of Scotland (3)
                   2.625%, 05/11/12                                    2,253,886
       80,000   Safeway
                   5.000%, 08/15/19                                       79,340
      240,000   SBA Telecommunications (3)
                   8.000%, 08/15/16                                      243,600
      120,000   Sprint Capital
                   8.375%, 03/15/12                                      122,100
      750,000   Svenska Handelsbanken (3)
                   4.875%, 06/10/14                                      775,812
    1,460,000   Swedbank (3)
                   2.900%, 01/14/13                                    1,463,930
      245,000   Talisman Energy
                   7.750%, 06/01/19                                      287,068
      200,000   Teck Resources (3)
                   10.750%, 05/15/19                                     233,750
      735,000   Telecom Italia Capital
                   6.175%, 06/18/14                                      790,446
      800,000   Time Warner Cable
                   5.850%, 05/01/17                                      841,763
      510,000   Time Warner
                   6.500%, 11/15/36                                      513,646
      450,000   UBS
                   5.750%, 04/25/18                                      425,409
      260,000   US Bancorp
                   4.200%, 05/15/14                                      265,859
      440,000   US Bank
                   4.950%, 10/30/14                                      463,976
      280,000   Verizon Communications
                   8.750%, 11/01/18                                      358,672
      580,000   Verizon Wireless Capital LLC (3)
                   8.500%, 11/15/18                                      737,793
                Virginia Electric and Power
      310,000      8.875%, 11/15/38                                      438,173
      210,000      5.000%, 06/30/19                                      217,018
    1,000,000   Wachovia Bank (2)
                   1.396%, 11/03/14                                      869,374

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      645,000   Yum! Brands
                   6.875%, 11/15/37                                      683,408
                                                                   -------------
                TOTAL CORPORATE OBLIGATIONS
                   (Cost $42,020,414)                                 45,298,070
                                                                   -------------
                U.S. TREASURY OBLIGATIONS (4)-- 22.1%
    4,315,000   U.S. Treasury Bond
                   3.500%, 02/15/39                                    3,729,109
                U.S. Treasury Notes
    7,800,000      4.875%, 04/30/11                                    8,324,675
    1,630,000      3.125%, 05/15/19                                    1,580,078
   16,475,000      2.625%, 07/31/14                                   16,550,999
      475,000      1.500%, 07/15/12                                      473,814
    1,475,000      1.000%, 07/31/11                                    1,471,313
                                                                   -------------
                TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $31,872,699)                                 32,129,988
                                                                   -------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
    6,180,000   FHLB
                   1.750%, 08/22/12                                    6,142,024
    3,700,000      0.573%, 06/11/10 (5)                                3,684,941
                FHLMC (5)
    2,800,000      0.703%, 09/29/09                                    2,799,384
    7,000,000      0.522%, 07/16/10                                    6,964,611
                                                                   -------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $19,614,625)                                 19,590,960
                                                                   -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATION -- 1.2%
    1,780,000   Wachovia Bank Commercial Mortgage
                   Trust, Series 2005-C19, Class A5
                   4.661%, 05/15/44
                   (Cost $1,536,018)                                   1,730,325
                                                                   -------------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS -- 0.0%
       45,815   Residential Accredit Loans,
                   Series 1999-QS4, Class A1
                   6.250%, 03/25/14                                       45,371
       18,050   Salomon Brothers Mortgage Securities
                   VII, Series 2001-CPB1, Class A (2)
                   4.416%, 12/25/30                                       16,553
                                                                   -------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost $64,329)                                         61,924
                                                                   -------------

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                ASSET-BACKED SECURITY -- 0.0%
        7,086   Hedged Mutual Fund Fee Trust,
                   Series 2003-2, Class 2 (1)(2)(3)(6)
                   4.840%, 03/02/11
                   (Cost $7,078)                                           6,903
                                                                   -------------

    Shares
-------------
                SHORT-TERM INVESTMENT (7)-- 3.2%
    4,716,753   JPMorgan U.S. Government Money Market Fund,
                   0.120% (Cost $4,716,753)                            4,716,753
                                                                   -------------
                TOTAL INVESTMENTS -- 113.4%
                   (Cost $160,647,793)*                              165,274,192
                                                                   -------------
                OTHER LIABILITIES IN EXCESS OF
                   OTHER ASSETS -- (13.4)%                           (19,519,589)
                                                                   -------------
                NET ASSETS -- 100.0%                               $ 145,754,603
                                                                   =============

* At July 31, 2009, the tax basis cost of the Fund's investments was $160,647,793, and the unrealized appreciation and depreciation were $4,675,901 and $(49,502), respectively.

(1) Security considered illiquid. On July 31, 2009, the value of these securities amounted to $397,493 representing less than 0.3% of the net assets of the Fund.

(2)  Variable Rate Security -- Rate disclosed is as of July 31, 2009.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $12,485,879, representing 8.6% of the net assets of the Fund.

(4) Security, or portion of the security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(5) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(6)  Security is considered restricted.

(7)  The rate shown represents the 7-day current yield as of July 31, 2009.

FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only Security
LLC   -- Limited Liability Company
LP    -- Limited Partnership
NY    -- New York
REMIC -- Real Estate Mortgage Investment Conduit
TBA   -- To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

FUTURES CONTRACTS -- The Fund had the following futures contracts outstanding as of July 31, 2009:

                                                                       NET UNREALIZED
                                NUMBER OF                 EXPIRATION    APPRECIATION
                                CONTRACTS      VALUE         DATE      (DEPRECIATION)
                                ---------   -----------   ----------   --------------
LONG:
   Canadian 10 Year Bond            44      $ 4,921,348    Sept-09        $  31,414
   U.S. Treasury 2 Year Note       129       27,938,578    Oct-09            21,106
   U.S. Long Bond                    7          833,000    Sept-09           31,519
                                                                          ---------
                                                                          $  84,039
                                                                          =========
SHORT:
   U.S. Treasury 5 Year Note        42      $ 4,846,078    Sept-09        $   9,581
   U.S. Treasury 10 Year Note      232       27,209,250    Sept-09         (218,283)
                                                                          ---------
                                                                          $(208,702)
                                                                          ---------
                                                                          $(124,663)
                                                                          =========

RESTRICTED SECURITIES:

As of July 31, 2009, the Fund owned a private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. This investment is valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of this investment, along with its costs and values as of July 31, 2009 were as follows:

                         PRINCIPAL   ACQUISITION            MARKET   % OF NET
                           AMOUNT        DATE       COST     VALUE    ASSETS
                         ---------   -----------   ------   ------   --------
Hedged Mutual Fund Fee
   Trust
   4.840%, 03/02/11        $7,086       1/7/05     $7,078   $6,903      0.0%

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
                EQUITIES -- 41.5%
                DOMESTIC EQUITY -- 19.1%
      135,171   Schroder U.S. Small and Mid Cap
                   Opportunities Fund (1)                              1,225,999
                                                                   -------------
                INTERNATIONAL EQUITIES -- 22.4%
        3,175   iShares MSCI EAFE Index Fund                             160,052
       10,922   iShares MSCI Pacific ex-Japan Index Fund                 389,806
       31,064   Schroder Emerging Market Equity Fund (1)                 323,377
       16,543   Schroder International Alpha Fund (1)                    140,611
       59,218   Schroder International Diversified
                   Value Fund (1)                                        428,147
                                                                   -------------
                                                                       1,441,993
                                                                   -------------
                TOTAL EQUITIES
                   (Cost $2,225,493)                                   2,667,992
                                                                   -------------
                FIXED INCOME -- 37.0%
                CORPORATE BOND -- 15.2%
        9,329   iShares iBoxx Investment Grade
                   Corporate Bond Fund                                   974,507
                                                                   -------------
                EMERGING MARKET BONDS -- 12.3%
       26,373   PIMCO Developing Local Markets Fund                      253,178
       37,230   PIMCO Emerging Markets Bond Fund                         361,136
        7,179   PowerShares Emerging Markets
                   Sovereign Debt Portfolio                              174,521
                                                                   -------------
                                                                         788,835
                HIGH YIELD BOND -- 9.5%
       96,416   Goldman Sachs High Yield Fund                            613,208
                                                                   -------------
                TOTAL FIXED INCOME
                   (Cost $2,227,214)                                   2,376,550
                                                                   -------------
                COMMODITY -- 7.0%
       60,575   PIMCO Commodity RealReturn
                   Strategy Fund
                   (Cost $412,319)                                       452,494
                                                                   -------------
                REAL ESTATE -- 4.3%
        3,035   iShares Dow Jones U.S. Real Estate Index Fund            108,866
        5,865   iShares S&P World ex-U.S. Property Index Fund            167,035
                                                                   -------------
                TOTAL REAL ESTATE
                   (Cost $384,867)                                       275,901
                                                                   -------------
                INFRASTRUCTURE -- 3.7%
      132,338   HSBC Infrastructure
                   (Cost $241,974)                                       238,698
                                                                   -------------

    Shares                                                            Value $
-------------                                                      -------------
                ABSOLUTE RETURN -- 2.9%
       11,287   Highbridge Statistical Market Neutral
                   Select Fund, Class A
                   (Cost $180,482)                                       183,191
                                                                   -------------
                PRIVATE EQUITY -- 0.7%
        5,534   PowerShares Listed Private Equity Portfolio
                   (Cost $64,018)                                         46,375
                                                                   -------------
                SHORT-TERM INVESTMENT (2) -- 1.6%
      103,562   JPMorgan U.S. Government Money Market
                   Fund, 0.120%
                   (Cost $103,562)                                       103,562
                                                                   -------------
                TOTAL INVESTMENTS -- 98.7%
                (Cost $5,839,929)*                                     6,344,763
                                                                   -------------
                OTHER ASSETS LESS
                   LIABILITIES -- 1.3%                                    83,340
                                                                   -------------
                NET ASSETS -- 100.0%                               $   6,428,103
                                                                   =============

* At July 31, 2009, the tax basis cost of the Portfolio's investments was $5,839,929, and the unrealized appreciation and depreciation were $669,762 and $(164,928), respectively.

(1)  Affiliated fund.

(2)  The rate shown represents the 7-day current yield as of July 31, 2009.

AUD  -- Australian Dollar
EAFE -- Europe, Australasia, and the Far East
EUR  -- Euro
FTSE -- Financial Times and London Stock Exchange
GBP  -- British Pound Sterling
JPY  -- Japanese Yen
MSCI -- Morgan Stanley Capital International
NOK  -- Norwegian Krone
S&P  -- Standard & Poor's
USD  -- United States Dollar

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio had the following forward foreign currency contracts outstanding as of July 31, 2009:

                                                   NET
                                                UNREALIZED
SETTLEMENT      CURRENCY         CURRENCY      APPRECIATION
DATE           TO DELIVER       TO RECEIVE    (DEPRECIATION)
---------    --------------   -------------   --------------
09/17/09     AUD     49,907   USD    39,754      $ (1,801)
09/17/09     EUR    326,542   USD   452,898       (12,444)
09/17/09     GBP     30,452   USD    49,891          (960)
08/27/09     JPY 26,180,500   USD   272,507        (4,263)
09/17/09     USD    240,154   NOK 1,550,352        12,410
                                                 --------
                                                 $ (7,058)
                                                 ========

FUTURES CONTRACTS -- The Portfolio had the following futures contracts outstanding as of July 31, 2009:

                                                                      NET UNREALIZED
                                NUMBER OF                EXPIRATION    APPRECIATION
                                CONTRACTS      VALUE        DATE      (DEPRECIATION)
                                ---------   ----------   ----------   --------------
LONG:
   FTSE 100 Index                    6      $  458,540     Sept-09       $ 25,637
   Euro Bund                         1         173,908     Sept-09          3,975
   S&P 500 E-Mini                   16         787,600     Sept-09         35,114
                                                                         --------
                                                                         $ 64,726
                                                                         --------
SHORT:
   Russell Mini                     23      $1,278,570     Sept-09       $(80,413)
   U.S. Treasury 10 Year Note        5         586,406     Sept-09         (1,986)
                                                                         --------
                                                                         $(82,399)
                                                                         --------
                                                                         $(17,673)
                                                                         ========

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                MUNICIPAL BONDS -- 92.6%
                ALABAMA -- 0.4%
      220,000   Alabama Private Colleges &
                   Universities Facilities RB, Tuskegee
                   University Project, Assured Guaranty
                      3.950%, 09/01/12                                   229,007
                                                                   -------------
                CALIFORNIA -- 33.2%
      385,000   California Health Facilities Funding
                   Authority RB, California-Nevada-Methodist
                   Project, CA MTG
                      5.000%, 07/01/16                                   391,283
       50,000   Delta Counties Home Mortgage
                   Finance RB, Single-Family
                   Mortgage-Backed Securities,
                   Series A, AMT, NATL-RE
                   GNMA/FNMA
                      5.350%, 06/01/24                                    49,542
    8,000,000   Gardena COP, Series B, RADIAN (2)
                      6.800%, 07/01/36                                 6,233,040
    1,415,000   Manteca, Financing Authority
                   Sewer RB, Series B, NATL-RE
                      5.000%, 12/01/33                                 1,325,997
      433,328   Mountain Valley Unified School
                   District RB, Flexfund Program (8)
                      4.250%, 05/01/22                                   414,513
    2,494,418   Oak Grove Unified School District RB,
                   Flexfund Program (8)
                      4.750%, 08/01/27                                 2,223,649
      429,312   Orland Unified School District COP,
                   Flexfund Program (8)
                      5.000%, 08/01/27                                   394,628
    1,369,859   Paso Robles Joint Unified School
                   District RB, Flexfund Program (8)
                      4.300%, 05/01/22                                 1,314,325
      667,376   Rohnerville School District COP,
                   Flexfund Program (8)
                      4.500%, 02/01/23                                   614,960
    3,325,000   Stockton, United Christian
                   Schools COP, Mandatory Put, (LOC:
                   Pacific Capital Bank NA) (3)
                      4.300%, 04/03/17                                 3,216,239
      470,000   Valley Center, Unified School
                   District GO, Capital Appreciation,
                   Series A, NATL-RE (4)
                      4.856%, 09/01/17                                   287,358
                                                                   -------------
                                                                      16,465,534
                COLORADO -- 12.6%
    1,390,000   Adonea, Metropolitan District
                   No. 2 RB, Series B, (LOC: Compass Bank)
                      4.375%, 12/01/15                                 1,397,729
                Aspen Grove Business Improvement
                   District GO, RADIAN
    1,115,000         4.750%, 12/01/21                                   913,921
    1,390,000         4.625%, 12/01/25                                 1,037,899

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      465,000   Beacon Point, Metropolitan
                   District RB, Series B,
                   (LOC: Compass Bank) (8)
                      4.375%, 12/01/15                                   469,357
    1,400,000   High Plains, Metropolitan District RB,
                   Series B, (LOC: Compass Bank) (8)
                      4.375%, 12/01/15                                 1,396,934
    1,000,000   State Educational & Cultural Facilities
                   Authority RB, Ave Maria School
                   Project, RADIAN
                      4.850%, 12/01/25                                   816,180
      210,000   State Educational & Cultural Facilities
                   Authority RB, Charter School, Peak
                   to Peak, SG
                      3.000%, 08/15/09                                   210,048
                                                                   -------------
                                                                       6,242,068
                CONNECTICUT -- 4.1%
    2,000,000   State Health & Educational
                   Facility RB, Saint Francis Hospital &
                   Medical Center, Series D, RADIAN
                      5.500%, 07/01/17                                 2,019,500
                                                                   -------------
                DISTRICT OF COLUMBIA -- 1.2%
      585,000   District of Columbia RB, Enterprise
                   Zone-819 7th Street, Mandatory Put,
                   AMT, (LOC: Branch Banking & Trust) (3)
                      3.600%, 10/01/09                                   586,679
                                                                   -------------
                ILLINOIS -- 12.7%
    1,178,000   Bolingbrook, Special Tax, Special
                   Services Areas, Reference
                   2001-1-2-3 & 2002-1, NATL-RE
                      4.000%, 03/01/18                                 1,120,514
    3,500,000   Cortland, Special Tax, Sheaffer
                   Systems Project (5)
                      5.500%, 03/01/17                                 2,149,840
      740,000   Granite City Industrial Development
                   Authority RB, Carron Industries
                   Project, AMT, (LOC: First Bank)
                      4.875%, 04/01/17                                   612,343
      544,000   Round Lake, Special Tax, Lakewood
                   Grove, Assured Guaranty
                      4.150%, 03/01/17                                   567,027
                Yorkville United City Sales Tax RB,
                   Kendall Marketplace Project
      420,000         6.000%, 01/01/27                                   183,574
    3,755,000         6.000%, 01/01/26                                 1,668,947
                                                                   -------------
                                                                       6,302,245
                INDIANA -- 0.5%
      250,000   Gary, Sanitation District, Special
                   Taxing District, RADIAN
                      5.000%, 02/01/12                                   251,397
                                                                   -------------

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                IOWA -- 1.0%
                Coralville COP, Series D
      300,000         5.000%, 06/01/12                                   315,768
      200,000         5.000%, 06/01/13                                   210,006
                                                                   -------------
                                                                         525,774
                MISSOURI -- 1.4%
      665,000   Brentwood, Tax Increment TA,
                   Brentwood Square Project
                      4.500%, 05/01/22                                   690,775
                                                                   -------------
                NEBRASKA -- 1.4%
                State Educational Finance
                   Authority RB, Dana College,
                   Series A
      200,000         4.500%, 03/15/13                                   134,426
      195,000         4.500%, 03/15/14                                   120,251
      180,000         4.350%, 03/15/12                                   131,830
                State Educational Finance
                   Authority RB, Dana College,
                   Series D
      240,000         5.200%, 03/15/20                                   107,938
       50,000         4.950%, 03/15/16                                    27,266
       50,000         4.850%, 03/15/15                                    29,191
       45,000         4.700%, 03/15/13                                    30,482
       50,000         4.700%, 03/15/14                                    31,146
       45,000         4.550%, 03/15/12                                    33,140
       40,000         4.450%, 03/15/11                                    32,024
                                                                   -------------
                                                                         677,694
                NEW JERSEY -- 0.1%
       50,000   Woodlynne GO
                      4.625%, 08/01/09                                    50,000
                                                                   -------------
                NEW YORK -- 0.2%
      100,000   Freeport GO
                      4.500%, 08/01/09                                   100,000
                                                                   -------------
                OHIO -- 0.5%
      235,242   Columbus, Independence Assessment SA (5)
                      4.250%, 12/06/17                                   232,772
                                                                   -------------
                PENNSYLVANIA -- 12.4%
    1,500,000   Philadelphia, Authority for Industrial
                   Development RB, Commercial
                   Development, Red Lion, Mandatory
                   Put, AMT, (LOC: PNC Bank, NA) (3)
                      4.500%, 12/01/11                                 1,501,575
      840,000   Philadelphia, Multi-Family Housing
                   Redevelopment Authority RB,
                   Pavilion Apartments Project,
                   Series A, AMT, HUD Section 236
                      4.250%, 10/01/16                                   860,001

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
    4,785,000   Scranton, Redevelopment
                   Authority RB, RADIAN (2)
                   6.100%, 11/01/24                                    3,774,982
                                                                   -------------
                                                                       6,136,558
                RHODE ISLAND -- 0.9%
      420,000   Woonsocket, Housing Authority RB,
                   Capital Funds Housing Project
                      4.500%, 09/01/12                                   444,079
                                                                   -------------
                SOUTH CAROLINA -- 5.3%
                Lee County School Facilities RB,
                   Series 2006, RADIAN
    1,000,000         6.000%, 12/01/21                                   990,470
    1,650,000         6.000%, 12/01/22                                 1,624,590
                                                                   -------------
                                                                       2,615,060
                TENNESSEE -- 0.9%
      500,000   Nashville & Davidson Counties,
                   Metropolitan Government Health &
                   Eductional Facilities Board RB,
                   Open Arms Development Center,
                   RADIAN
                      5.100%, 08/01/16                                   430,410
                                                                   -------------
                TEXAS -- 0.2%
       65,000   Fort Bend County, Municipal Utility
                   District No. 23 GO, NATL-RE FGIC
                      6.500%, 09/01/09                                    65,289
       50,000   Sendero, Public Facilities RB, Crown
                   Meadows Project, Series A, FHLMC
                      4.250%, 06/01/13                                    50,797
                                                                   -------------
                                                                         116,086
                WASHINGTON -- 0.4%
      186,698   Nooksack Indian Tribe RB (8)
                      5.500%, 02/23/11                                   181,582
                                                                   -------------
                WEST VIRGINIA -- 0.5%
      255,000   State Economic Development
                   Authority, Industrial Development,
                   Central Supply Co. Project, (LOC:
                   BB&T) (8)
                      5.500%, 05/15/10                                   252,294
                                                                   -------------
                WISCONSIN -- 2.7%
    1,365,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans Project,
                   Mandatory Put, AMT, (LOC:
                   Marshall & Ilslay) (3)
                      5.500%, 12/01/11                                 1,337,563
                                                                   -------------
                TOTAL MUNICIPAL BONDS
                   (Cost $54,532,211)                                 45,887,077
                                                                   -------------
                CORPORATE OBLIGATIONS (2) (5) (7) -- 5.2%
      250,000   Kidspeace National Centers of
                   Georgia, USDA (1)(6)
                      6.300%, 12/01/28                                   265,788

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
      729,657   Landmark Leasing (6)
                      6.200%, 10/01/22                                   803,320
    1,572,935   Niagara Elmwood (8)
                      6.120%, 12/15/11                                 1,510,568
                                                                   -------------
                TOTAL CORPORATE OBLIGATIONS
                   (Cost $2,552,592)                                   2,579,676
                                                                   -------------

    Shares
-------------
                SHORT-TERM INVESTMENT (9) -- 1.9%
      957,481   BlackRock Institutional Muni Fund
                   Portfolio, 0.360%
                      (Cost $957,481)                                    957,481
                                                                   -------------
                TOTAL INVESTMENTS -- 99.7%
                   (Cost $58,042,284)*                                49,424,234
                                                                   -------------
                OTHER ASSETS LESS
                   LIABILITIES -- 0.3%                                   129,391
                                                                   -------------
                NET ASSETS -- 100.0%                               $  49,553,625
                                                                   =============

     On October 14, 2008, the Board of Trustees voted to close the Schroder Municipal Bond Fund and to commence the orderly liquidation of the Fund's assets.

* At July 31, 2009, the tax basis cost of the Fund's investments was $58,042,284, and the unrealized appreciation and depreciation were $295,020 and $(8,913,070), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2009.

(2)  Security is taxable.

(3) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(4) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(5)  Private Placement Security.

(6)  Security considered restricted.

(7) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $2,579,676, representing 5.2% of the net assets of the Fund.

(8) Security considered illiquid. On July 31, 2009, the value of these securities amounted to $8,772,810, representing 17.7% of the net assets of the Fund.

(9)  The rate shown represents the 7-day current yield as of July 31, 2009.

AMT -- Income from security may be subject to alternative minimum tax. COP -- Certificate of Participation
GO  -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
NA  -- National Association
RB  -- Revenue Bond
SA  -- Special Assessment
TA  -- Tax Allocation

Guaranteed as to principal and interest by the organization identified below:

CA MTG  -- California Mortgage
FGIC    -- Financial Guaranty Insurance Company
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GNMA    -- Government National Mortgage Association
NATL-RE -- National Public Finance Guarantee Corporation (formerly MBIA) RADIAN -- RADIAN Guaranty
SG      -- Syncora Guarantee
USDA    -- USDA Guaranty

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

RESTRICTED SECURITIES:

As of July 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2009 were as follows:

                                PRINCIPAL   ACQUISITION               MARKET    % OF NET
                                  AMOUNT        DATE        COST       VALUE     ASSETS
                                ---------   -----------   --------   --------   --------
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28             $250,000       1/5/04     $250,000   $265,788      0.5%
Landmark Leasing
   6.200%, 10/01/22              729,657      12/9/04      729,657    803,320      1.6

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                MUNICIPAL BONDS -- 81.3%
                ARIZONA -- 0.2%
       30,000   Pinal County Industrial Development
                   Authority, Correctional Facilities RB,
                   Florence West Prison, Series A, ACA
                      3.875%, 10/01/09                                    29,969
                                                                   -------------
                CALIFORNIA -- 12.4%
      274,237   Alexander Valley, School District
                   Lease Certificates RB, Flexfund Program (6)
                      4.250%, 07/01/14                                   276,518
    1,745,000   Manteca, Financing Authority Sewer RB, Series B,
                   NATL-RE
                      5.000%, 12/01/33                                 1,635,240
       48,700   Temple City, School District RB,
                   Flexfund Program (6)
                      4.000%, 12/01/14                                    48,709
                                                                   -------------
                                                                       1,960,467
                COLORADO -- 33.4%
    2,425,000   Adonea, Metropolitan District
                   No. 2 RB, Series B, (LOC: Compass Bank)
                      4.375%, 12/01/15                                 2,438,483
    1,635,000   Beacon Point, Metropolitan District
                   RB, Series B, (LOC: Compass Bank) (6)
                      4.375%, 12/01/15                                 1,650,320
    1,175,000   High Plains, Metropolitan District RB,
                   Series B, (LOC: Compass Bank) (6)
                      4.375%, 12/01/15                                 1,172,427
                                                                   -------------
                                                                       5,261,230
                GEORGIA -- 1.6%
      260,000   Hapeville, Development Authority RB,
                   Intergovernmental (2)(3)
                      6.500%, 08/01/09                                   260,000
                                                                   -------------
                ILLINOIS -- 16.5%
    5,000,000   Bolingbrook, Sales Tax RB (4)
                      6.000%, 01/01/26                                 2,599,500
                                                                   -------------
                LOUISIANA -- 2.5%
      395,000   Louisiana Local Government,
                   Environmental Facilities RB,
                   Southeastern Louisiana University,
                   Series B, NATL-RE
                      4.375%, 02/01/37                                   393,084
                                                                   -------------
                MARYLAND -- 0.3%
       40,000   Annapolis, Economic
                   Development RB, Saint Johns
                   College Facilities, Series A
                      4.500%, 10/01/09                                    40,084
                                                                   -------------

  Principal
   Amount $                                                           Value $
-------------                                                      -------------
                MICHIGAN -- 0.0%
        5,000   Grand Valley, State University RB, AMBAC
                      5.150%, 10/01/09                                     5,025
                                                                   -------------
                MISSOURI -- 5.9%
      940,000   Waynesville COP, RADIAN
                      4.200%, 04/01/17                                   926,163
                                                                   -------------
                NORTH CAROLINA -- 0.1%
       15,000   State Medical Care Community RB,
                   North Carolina Housing Foundation
                   Project, ACA
                      6.000%, 08/15/10                                    15,011
                                                                   -------------
                TEXAS -- 0.3%
       60,000   State Municipal Gas Acquisition &
                   Supply RB (1)
                      1.112%, 09/15/17                                    49,470
                                                                   -------------
                VIRGINIA -- 4.0%
    1,500,000   Poplar Hill, Community Development
                   Authority COP, Series A (2)(6)
                      0.000%, 09/01/34                                   625,545
                                                                   -------------
                WISCONSIN -- 4.1%
      655,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans Project,
                   Mandatory Put, AMT, (LOC:
                   Marshall & Ilslay) (5)
                      5.500%, 12/01/11                                   641,835
                                                                   -------------
                TOTAL MUNICIPAL BONDS
                   (Cost $15,735,395)                                 12,807,383
                                                                   -------------
                CORPORATE OBLIGATIONS (2) (3) (7) -- 13.9%
      250,000   Kidspeace National Centers of
                   Georgia, USDA (1)(8)
                      6.300%, 12/01/28                                   265,787
    2,004,705   Niagara Elmwood (6)
                      6.120%, 12/15/11                                 1,925,219
                                                                   -------------
                TOTAL CORPORATE OBLIGATIONS
                   (Cost $2,254,705)                                   2,191,006
                                                                   -------------

    Shares
-------------
                SHORT-TERM INVESTMENTS (9) -- 1.8%
      239,453   BlackRock Institutional Muni Fund
                   Portfolio, 0.360%                                     239,453

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
-------------                                                      -------------
       49,090   SEI Tax Exempt Trust - Institutional
                   Tax Free Portfolio Class A, 0.210%                     49,090
                                                                   -------------
                TOTAL SHORT-TERM INVESTMENTS
                   (Cost $288,543)                                       288,543
                                                                   -------------
                TOTAL INVESTMENTS -- 97.0%
                   (Cost $18,278,643)*                                15,286,932
                                                                   -------------
                OTHER ASSETS LESS
                   LIABILITIES -- 3.0%                                   471,601
                                                                   -------------
                NET ASSETS -- 100.0%                               $  15,758,533
                                                                   =============

     On October 14, 2008, the Board of Trustees voted to close the Schroder Short-Term Municipal Bond Fund and to commence the orderly liquidation of the Fund's assets.

* At July 31, 2009, the tax basis cost of the Fund's investments was $18,278,643, and the unrealized appreciation and depreciation were $52,068 and $(3,043,779), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2009.

(2)  Security is taxable.

(3)  Private Placement Security.

(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2009.

(5) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(6) Security considered illiquid. On July 31, 2009, the value of these securities amounted to $5,698,738, representing 36.2% of the net assets of the Fund. The Poplar Hill VA security has been restructured and in accordance with its amended loan agreement is not currently paying interest.

(7) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $2,191,006, representing 13.9% of the net assets of the Fund.

(8)  Security is considered restricted.

(9)  The rate shown represents the 7-day current yield as of July 31, 2009.

AMT -- Income from security may be subject to alternative minimum tax. COP -- Certificate of Participation
LOC -- Letter of Credit
RB  -- Revenue Bond

Guaranteed as to principal and interest by the organization identified below:

ACA     -- American Capital Access
AMBAC   -- American Municipal Bond Assurance Corporation
NATL-RE -- National Public Finance Guarantee Corporation (formerly MBIA) RADIAN -- RADIAN Guaranty
USDA    -- USDA Guaranty

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

RESTRICTED SECURITIES:

As of July 31, 2009, the Fund owned a private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. This investment is valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of this investment, along with its costs and values as of July 31, 2009 were as follows:

                             PRINCIPAL   ACQUISITION               MARKET    % OF NET
                               AMOUNT        DATE        COST       VALUE     ASSETS
                             ---------   -----------   --------   --------   --------
Kidspeace National Centers
   of Georgia, USDA
   6.300%, 12/01/28           $250,000      1/5/04     $250,000   $265,787      1.7%

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

                                                      LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                    -----------   ------------   -------   ------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE
   FUND
INVESTMENTS IN SECURITIES
   Common Stock                                     $ 9,204,766   $     76,241     $--     $  9,281,007
   Preferred Stock                                       80,081             --      --           80,081
   Rights                                                   175          1,783      --            1,958
   Short-Term Investment                                 33,579             --      --           33,579
                                                    -----------   ------------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES               $ 9,318,601   $     78,024     $--     $  9,396,625
                                                    ===========   ============     ===     ============
SCHRODER EMERGING MARKET EQUITY FUND
INVESTMENTS IN SECURITIES
   Common Stock                                     $30,695,771   $    598,750     $--     $ 31,294,521
   Preferred Stock                                      772,234             --      --          772,234
   Equity-Linked Warrants                                    --        195,868      --          195,868
   Rights                                                    --          4,292      --            4,292
   Short-Term Investment                                 68,325             --      --           68,325
                                                    -----------   ------------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES               $31,536,330   $    798,910     $--     $ 32,335,240
                                                    ===========   ============     ===     ============
SCHRODER U.S. SMALL AND MID CAP
   OPPORTUNITIES FUND
INVESTMENTS IN SECURITIES
   Common Stock                                     $26,120,664   $         --     $--     $ 26,120,664
   Investment Companies                                 291,591             --      --          291,591
   Short-Term Investment                              3,435,626             --      --        3,435,626
                                                    -----------   ------------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES               $29,847,881   $         --     $--     $ 29,847,881
                                                    ===========   ============     ===     ============
SCHRODER TOTAL RETURN FIXED INCOME FUND
   INVESTMENTS IN SECURITIES
      U.S. Government Mortgage-Backed Obligations   $        --   $ 61,739,269     $--     $ 61,739,269
      Corporate Obligations                                  --     45,298,070      --       45,298,070
      U.S. Treasury Obligations                              --     32,129,988      --       32,129,988
      U.S. Government Agency Obligations                     --     19,590,960      --       19,590,960
      Commercial Mortgage-Backed Obligation                  --      1,730,325      --        1,730,325
      Collateralized Mortgage Obligations                    --         61,924      --           61,924
      Asset-Backed Security                                  --          6,903      --            6,903
      Short-Term Investment                           4,716,753             --      --        4,716,753
                                                    -----------   ------------     ---     ------------
         TOTAL INVESTMENTS IN SECURITIES            $ 4,716,753   $160,557,439     $--     $165,274,192
                                                    ===========   ============     ===     ============
   OTHER FINANCIAL INSTRUMENTS
      Futures -- Unrealized Appreciation            $    93,620   $         --     $--     $     93,620
      Futures -- Unrealized Depreciation               (218,283)            --      --         (218,283)
                                                    -----------   ------------     ---     ------------
         TOTAL OTHER FINANCIAL INSTRUMENTS          $  (124,663)  $         --     $--     $   (124,663)
                                                    ===========   ============     ===     ============

                                                      LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                    -----------   ------------   -------   ------------
SCHRODER MULTI-ASSET GROWTH PORTFOLIO
   INVESTMENTS IN SECURITIES
      Equities                                      $ 2,667,992   $         --     $--     $  2,667,992
      Fixed Income                                    2,376,550             --      --        2,376,550
      Commodity                                         452,494             --      --          452,494
      Real Estate                                       275,901             --      --          275,901
      Infrastructure                                    238,698             --      --          238,698
      Absolute Return                                   183,191             --      --          183,191
      Private Equity                                     46,375             --      --           46,375
      Short-Term Investment                             103,562             --      --          103,562
                                                    -----------   ------------     ---     ------------
         TOTAL INVESTMENTS IN SECURITIES            $ 6,344,763   $         --     $--     $  6,344,763
                                                    ===========   ============     ===     ============
   OTHER FINANCIAL INSTRUMENTS
      Forwards -- Unrealized Appreciation           $        --   $     12,410     $--     $     12,410
      Forwards -- Unrealized Depreciation                    --        (19,468)     --          (19,468)
      Futures -- Unrealized Appreciation                 64,726             --      --           64,726
      Futures -- Unrealized Depreciation                (82,399)            --      --          (82,399)
                                                    -----------   ------------     ---     ------------
         TOTAL OTHER FINANCIAL INSTRUMENTS          $   (17,673)  $     (7,058)    $--     $    (24,731)
                                                    ===========   ============     ===     ============
SCHRODER MUNICIPAL BOND FUND
INVESTMENTS IN SECURITIES
   Municipal Bonds                                  $        --   $ 45,887,077     $--     $ 45,887,077
   Corporate Obligations                                     --      2,579,676      --        2,579,676
   Short-Term Investment                                957,481             --      --          957,481
                                                    -----------   ------------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES               $   957,481   $ 48,466,753     $--     $ 49,424,234
                                                    ===========   ============     ===     ============
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
INVESTMENTS IN SECURITIES
   Municipal Bonds                                  $        --   $ 12,807,383     $--     $ 12,807,383
   Corporate Obligations                                     --      2,191,006      --        2,191,006
   Short-Term Investments                               288,543             --      --          288,543
                                                    -----------   ------------     ---     ------------
      TOTAL INVESTMENTS IN SECURITIES               $   288,543   $ 14,998,389     $--     $ 15,286,932
                                                    ===========   ============     ===     ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2009 through July 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Schroder Series Trust


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: September 28, 2009


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: September 28, 2009

* Print the name and title of each signing officer under his or her signature.